UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C.  20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number

811-08037

AdvisorOne Funds

(Exact name of registrant as specified in charter)

17605 Wright Street, Suite 2 Omaha, NE 68130

(Address of principal executive offices)(Zip code)

James Ash

Gemini Fund Services, LLC., 80 Arkay Drive, Suite 110,  Hauppauge, NY 11788

(Name and address of agent for service)

Registrant's telephone number, including area code:

402-493-3313

Date of fiscal year end:

11/30

Date of reporting period:   2/28/14

Item 1.  Schedule of Investments.

Milestone Treasury Obligations Fund
Portfolio of Investments (Unaudited)
February 28, 2014

	Principal	Interest	Maturity
	Amount	Rate	Date	Value

U.S. Government Obligations - 36.7%

U.S. Treasury Notes - 36.7%
	$ 15,000,000	0.06%	3/31/14	$ 15,019,483
	12,500,000	0.14%	3/31/14	12,500,998
	10,000,000	0.14%	4/30/14	10,001,809
	15,000,000	0.13%	5/15/14	15,025,715
	5,000,000	0.16%	6/30/14	5,001,453
	7,500,000	0.17%	8/15/14	7,511,168
	15,000,000	0.11%	10/15/14	15,034,087
	7,500,000	0.12%	10/31/14	7,506,397
				87,601,110

Total U.S. Government Obligations (Cost $87,601,110)				87,601,110

Repurchase Agreements - 63.2%

BNP Paribas Securities Corp., dated 2/28/14, repurchase price $50,000,000 (Collateralized by: U.S. Treasury Note: $49,652,800, 1.50%, 6/30/16; aggregate market value plus accrued interest $51,000,017)

	50,000,000	0.05%	3/3/14	50,000,000

Merrill Lynch Fenner Pierce & Smith Inc., dated 2/28/14, repurchase price $21,000,000 (Collateralized by: U.S. Treasury Note: $12,088,500, 1.00%, 9/30/19; aggregate market value plus accrued interest $11,677,773; U.S. Treasury Floating Rate Note: $9,745,300, 0.00%, 1/31/16; aggregate market value plus accrued interest $9,742,299)

	21,000,000	0.03%	3/3/14	21,000,000

Credit Suisse Securities (USA) LLC, dated 2/28/14, repurchase price $30,000,000 (Collateralized by: U.S. Treasury Notes: $22,973,700, 0.25% - 4.75%, 3/15/14 - 6/30/17; aggregate market value plus accrued interest $23,368,905; U.S. Treasury Bonds: $5,396,700, 8.125% - 9.25%, 2/15/16 - 8/15/20; aggregate market value plus accrued interest $7,231,792)

	30,000,000	0.04%	3/3/14	30,000,000

Milestone Treasury Obligations Fund
Portfolio of Investments (Unaudited) (Continued)
February 28, 2014

	Principal	Interest	Maturity
	Amount	Rate	Date	Value

Repurchase Agreements - 63.2% (Cont.)

Societe Generale, dated 2/28/14, repurchase price $50,000,000 (Collateralized by: U.S. Treasury Notes: $19,524,100, 0.25% - 2.125%, 5/31/15 - 10/31/18; aggregate market value plus accrued interest $19,832,978; U.S. Treasury Inflationary Notes: 0.00% - 1.25%, 7/15/20 - 2/15/42; aggregate market value plus accrued interest $27,880,724; U.S. Treasury STRIPS: 3.125%, 2/15/42; aggregate market value plus accrued interest $3,286,396)

	$ 50,000,000	0.05%	3/3/14	$ 50,000,000

Total Repurchase Agreements (Cost $151,000,000)				151,000,000

Total Investments (Cost $238,601,110) - 99.9% (a)				$ 238,601,110
Other Assets in Excess of Liabilities - Net - 0.1%				202,631
Net Assets-100.0%				$ 238,803,741

STRIPS - Separate Trading of Registered Interest and Principal Securities.  Treasury STRIPS are fixed-income securities sold at a significant discount to face value and offer no interest payments because they mature at par.

(a) The cost stated also approximates the aggregate cost for Federal income tax purposes.

Valuation of Securities:

Securities in which the Fund invests are valued at amortized cost.  Under the amortized cost method, a portfolio instrument is valued at cost and any premium or discount is amortized on a constant basis to maturity. Amortization of premium and accretion of market discount are charged to income.

Repurchase Agreements:

The Fund may purchase securities from financial institutions subject to the seller's agreement to repurchase and the Fund's agreement to resell the securities at par.  The investment advisor only enters into repurchase agreements with financial institutions that are primary dealers and deemed to be creditworthy by the investment advisor in accordance with procedures adopted by the Board of Trustees.  Securities purchased subject to repurchase agreements are maintained with a custodian of the Fund and must have, at all times, an aggregate market value plus accrued interest greater than or equal to the repurchase price.  If the market value of the underlying securities falls below 102% of the value of the repurchase price, the Fund will require the seller to deposit additional collateral by the next business day.  In the event that the seller under the agreement defaults on its repurchase obligation or fails to deposit sufficient collateral, the Fund has the contractual right, subject to the requirements of applicable bankruptcy and insolvency laws, to sell the underlying securities and may claim any resulting loss from the seller.

Milestone Treasury Obligations Fund
Portfolio of Investments (Unaudited) (Continued)
February 28, 2014

Fair Value Measurement

Fair Value Team and Valuation Process - This team is composed of one or more officers from each of the (i) Trust, (ii) administrator, and (iii) advisor.  The applicable investments are valued collectively via inputs from each of these groups.  For example, fair value determinations are required for the following securities:  (i) securities for which market quotations are insufficient or not readily available on a particular business day (including securities for which there is a short and temporary lapse in the provision of a price by the regular pricing source), (ii) securities for which, in the judgment of the advisor, the prices or values available do not represent the fair value of the instrument.  Factors which may cause the advisor to make such a judgment include, but are not limited to, the following: only a bid price or an asked price is available; the spread between bid and asked prices is substantial; the frequency of sales; the thinness of the market; the size of reported trades; and actions of the securities markets, such as the suspension or limitation of trading; (iii) securities determined to be illiquid; (iv) securities with respect to which an event that will affect the value thereof has occurred (a “significant event”) since the closing prices were established on the principal exchange on which they are traded, but prior to a Fund’s calculation of its net asset value.  Specifically, interests in commodity pools or managed futures pools are valued on a daily basis by reference to the closing market prices of each futures contract or other asset held by a pool, as adjusted for pool expenses.  Restricted or illiquid securities, such as private placements or non-traded securities are valued via inputs from the advisor based upon the current bid for the security from two or more independent dealers or other parties reasonably familiar with the facts and circumstances of the security (who should take into consideration all relevant factors as may be appropriate under the circumstances).  If the advisor is unable to obtain a current bid from such independent dealers or other independent parties, the fair value team shall determine the fair value of such security using the following factors: (i) the type of security; (ii) the cost at date of purchase; (iii) the size and nature of the Fund's holdings; (iv) the discount from market value of unrestricted securities of the same class at the time of purchase and subsequent thereto; (v) information as to any transactions or offers with respect to the security; (vi) the nature and duration of restrictions on disposition of the security and the existence of any registration rights; (vii) how the yield of the security compares to similar securities of companies of similar or equal creditworthiness; (viii) the level of recent trades of similar or comparable securities; (ix) the liquidity characteristics of the security; (x) current market conditions; and (xi) the market value of any securities into which the security is convertible or exchangeable.

The Fund utilizes various methods to measure the fair value of all of its investments on a recurring basis.  GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

Level 1 – Unadjusted quoted prices in active markets for identical assets and liabilities that the Funds have the ability to access.

Level  2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly.  These inputs may include quoted prices for the identical instrument in an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level  3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Funds own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

Milestone Treasury Obligations Fund
Portfolio of Investments (Unaudited) (Continued)
February 28, 2014

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment.  Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy.  In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.  The following tables summarize the inputs used as of February 28, 2014 for the Fund’s assets measured at fair value:

Assets *	Level 1	Level 2	Level 3	Total
U.S. Government Obligations	$ -	$ 87,601,110	$ -	$ 87,601,110
Repurchase Agreements	-	151,000,000	-	151,000,000
Total	$ -	$ 238,601,110	$ -	$ 238,601,110

The Fund did not hold any Level 3 securities during the period.  There were no transfers into or out of Level 1 & Level 2 during the period.  It is the Fund’s policy to recognize transfers between Level 1 & Level 2 at the end of the reporting period.

* Refer to the Portfolio of Investments for security classifications.

Item 2. Controls and Procedures.

(a)

The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the  Securities Exchange Act of 1934, as amended.

(b)

There were no significant changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.  Exhibits.

Certifications required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) (and Item 3 of Form N-Q) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) AdvisorOne Funds

By (Signature and Title)

/s/ Ryan Beach

       Ryan Beach, President

Date

4/24/2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)

/s/ Ryan Beach

       Ryan Beach, President

Date

4/24/2014

By (Signature and Title)

/s/ Dawn Borelli

       Dawn Borelli, Treasurer

Date

4/24/2014